Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of activity of stock options
The following table summarizes the activity of stock options during fiscal years 2020, 2019 and 2018:

	Units	Weighted-average strike price	Weighted-average grant-date fair value
Outstanding at December 31, 2017	634,489	14.28	4.28
Expired (i)	(143,416)	21.20	5.89
Outstanding at December 31, 2018	491,073	12.26	3.81
Expired (i)	(216,633)	14.35	5.13
Outstanding at December 31, 2019	274,440	10.62	2.77
Expired (i)	(97,672)	14.31	4.19
Outstanding at December 31, 2020	176,768	8.58	1.98
Exercisable at December 31, 2020	176,768	8.58	1.98

(i)As of December 31, 2020, 2019 and 2018, additional paid-in capital included $409, $1,111 and $844, respectively, related to expired stock options.

The following table provides a summary of outstanding stock options at December 31, 2020:

Vested (i)
Number of units outstanding	176,768
Weighted-average grant-date fair market value per unit	1.98
Total grant-date fair value	350
Weighted-average accumulated percentage of service	100%
Stock-based compensation recognized in Additional paid-in capital	350

(i)Related to exercisable awards.

Summary of activity of restricted share units
The following table summarizes the activity of restricted share units during fiscal years 2020, 2019 and 2018:

	Units	Weighted-average grant-date fair value
Outstanding at December 31, 2017	1,736,845	6.65
2018 annual grant	520,393	8.50
Partial vesting	(534,589)	6.01
Forfeitures	(117,600)	7.24
Outstanding at December 31, 2018	1,605,049	7.41
2019 annual grant	35,000	8.00
Partial vesting of 2014 grant	(38,222)	8.58
Partial vesting of 2015 grant	(115,634)	6.33
Partial vesting of 2016 grant	(134,501)	4.70
Partial vesting of 2017 grant	(174,232)	9.20
Forfeitures	(239,621)	7.74
Outstanding at December 31, 2019	937,839	7.50
Partial vesting of 2015 grant	(101,928)	6.33
Partial vesting of 2016 grant	(114,045)	4.70
Partial vesting of 2017 grant	(67,606)	9.20
Partial vesting of 2018 grant	(163,695)	8.50
Vesting of 2019 grant	(35,000)	8.00
Forfeitures	(4,367)	7.75
Outstanding at December 31, 2020	451,198	7.80
Exercisable at December 31, 2020	—	—
The following table provides a summary of outstanding restricted share units at December 31, 2020:
Restricted Share Units (continued)

Number of units outstanding (i)	451,198
Weighted-average grant-date fair market value per unit	7.80
Total grant-date fair value	3,519
Weighted-average accumulated percentage of service	80.44%
Stock-based compensation recognized in Additional paid-in capital	2,831
Compensation expense not yet recognized (ii)	688

(i)Related to awards that will vest between fiscal years 2021 and 2023.
(ii)Expected to be recognized in a weighted-average period of 0.7 years.

Summary of phantom RSU award activity
The following table summarizes the activity under the plan as of December 31, 2020:

Units
Outstanding at December 31, 2019	1661820
Grant 2020	65,440
Partial vesting of 2019 Grant	(5,162)
Forfeitures	(31,614)
Outstanding at December 31, 2020	1,690,484
Exercisable at December 31, 2020	—
Phantom RSU Award (continued)

Total Non-vested (i)
Number of units outstanding	1,690,484
Current share price	5.03
Total fair value of the plan	8,503
Weighted-average accumulated percentage of service	39.00%
Accrued liability (ii)	3,316
Compensation expense not yet recognized (iii)	5,187
(i)Related to awards that will vest between May 2021 and May 2024.
(ii)Presented within “Accrued payroll and other liabilities” in the Company’s current and non current liabilities balance sheet.
(iii)Expected to be recognized in a weighted-average period of 2.93 years.